Assets pledged and collateral	6 Months Ended
Jun. 30, 2013
Assets pledged and collateral
Note 27 Assets pledged and collateral

> Refer to “Note 28 – Assets pledged and collateral” in III – Condensed consolidated financial statements – unaudited in the Credit Suisse Financial Report 2Q13 and to” Note 33 – Assets pledged and collateral” in VII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2012 for further information.

Assets pledged

end of	6M13	2012
Assets pledged (CHF million)
Total assets pledged or assigned as collateral	140,638	145,598
of which encumbered	86,390	90,745

Collateral

end of	6M13	2012
Collateral (CHF million)
Fair value of collateral received with the right to sell or repledge	387,052	402,784
of which sold or repledged	293,309	292,531